UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5448

TOTAL RETURN VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION FIXED/VARIABLE ANNUITIES FOR PERSONAL INVESTMENTS AND QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2009

Total Return Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 60.3%
Aerospace - 4.2%
Goodrich Corp.	1,220	$66,293
Lockheed Martin Corp.	26,960	2,105,037
Northrop Grumman Corp.	20,660	1,069,155
United Technologies Corp.	20,360	1,240,535

		$4,481,020

Alcoholic Beverages - 0.8%
Diageo PLC	41,776	$640,938
Heineken N.V.	3,920	180,723

		$821,661

Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	14,820	$958,854

Automotive - 0.2%
Johnson Controls, Inc.	10,260	$262,246

Biotechnology - 0.2%
Genzyme Corp. (a)	4,010	$227,487

Broadcasting - 1.4%
Omnicom Group, Inc.	18,060	$667,136
Walt Disney Co.	25,600	702,976
WPP Group PLC	18,654	160,090

		$1,530,202

Brokerage & Asset Managers - 0.6%
Charles Schwab Corp.	12,650	$242,248
Deutsche Boerse AG	1,080	88,266
Franklin Resources, Inc.	1,830	184,098
Invesco Ltd.	4,570	104,013

		$618,625

Business Services - 1.2%
Accenture Ltd., “A”	17,700	$659,679
Automatic Data Processing, Inc.	2,210	86,853
Dun & Bradstreet Corp.	1,400	105,448
Visa, Inc., “A”	2,080	143,749
Western Union Co.	16,450	311,234

		$1,306,963

Chemicals - 1.5%
3M Co.	9,540	$704,052
PPG Industries, Inc.	14,770	859,762

		$1,563,814

Computer Software - 0.7%
Oracle Corp.	32,950	$686,678

Computer Software - Systems - 1.4%
Dell, Inc. (a)	9,520	$145,275
Hewlett-Packard Co.	12,730	600,983
International Business Machines Corp.	6,390	764,308

		$1,510,566

Construction - 0.4%
Pulte Homes, Inc.	12,340	$135,617
Sherwin-Williams Co.	5,240	315,238

		$450,855

Consumer Products - 1.2%
Clorox Co.	3,390	$199,400
Kimberly-Clark Corp.	1,770	104,395
Procter & Gamble Co.	16,193	937,899

		$1,241,694

Consumer Services - 0.2%
Apollo Group, Inc., “A” (a)	2,970	$218,800

Electrical Equipment - 1.1%
Danaher Corp.	6,740	$453,737
Rockwell Automation, Inc.	2,710	115,446
Tyco Electronics Ltd.	9,260	206,313
W.W. Grainger, Inc.	4,540	405,694

		$1,181,190

Electronics - 0.9%
Agilent Technologies, Inc. (a)	3,720	$103,528
First Solar, Inc. (a)	500	76,430
Intel Corp.	37,510	734,071

		$914,029

Energy - Independent - 2.7%
Anadarko Petroleum Corp.	4,800	$301,104
Apache Corp.	13,080	1,201,136
Devon Energy Corp.	5,480	368,968
EOG Resources, Inc.	5,740	479,347
Noble Energy, Inc.	4,600	303,416
Occidental Petroleum Corp.	3,000	235,200

		$2,889,171

Energy - Integrated - 4.9%
Chevron Corp.	14,815	$1,043,420
ConocoPhillips	3,080	139,093
Exxon Mobil Corp.	26,252	1,801,150
Hess Corp.	9,650	515,889
Marathon Oil Corp.	9,540	304,326
TOTAL S.A., ADR	22,470	1,331,572

		$5,135,450

Food & Beverages - 3.0%
Campbell Soup Co.	6,690	$218,228
General Mills, Inc.	5,650	363,747
Groupe Danone	2,826	170,297
J.M. Smucker Co.	5,022	266,216
Kellogg Co.	5,430	267,319
Nestle S.A.	25,740	1,096,862
PepsiCo, Inc.	14,110	827,693

		$3,210,362

Food & Drug Stores - 1.8%
CVS Caremark Corp.	29,734	$1,062,693
Kroger Co.	23,095	476,681
Walgreen Co.	11,010	412,545

		$1,951,919

Gaming & Lodging - 0.1%
Starwood Hotels & Resorts
Worldwide, Inc.	2,610	$86,208

General Merchandise - 0.8%
Macy’s, Inc.	21,000	$384,090

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Target Corp.	6,610	$308,555
Wal-Mart Stores, Inc.	2,280	111,925

		$804,570

Health Maintenance Organizations - 0.3%
WellPoint, Inc. (a)	6,340	$300,262

Insurance - 4.0%
Allstate Corp.	30,020	$919,212
Aon Corp.	7,030	286,051
Chubb Corp.	4,390	221,300
MetLife, Inc.	43,870	1,670,131
Prudential Financial, Inc.	7,340	366,339
Travelers Cos., Inc.	14,840	730,573

		$4,193,606

Internet - 0.1%
Google, Inc., “A” (a)	290	$143,797

Leisure & Toys - 0.2%
Hasbro, Inc.	7,250	$201,188

Machinery & Tools - 0.4%
Eaton Corp.	7,620	$431,216

Major Banks - 8.2%
Bank of America Corp.	21,600	$365,472
Bank of New York Mellon Corp.	51,634	1,496,870
Goldman Sachs Group, Inc.	9,120	1,681,272
JPMorgan Chase & Co.	53,102	2,326,930
PNC Financial Services Group, Inc.	10,550	512,625
Regions Financial Corp.	38,910	241,631
State Street Corp.	20,430	1,074,618
Wells Fargo & Co.	35,590	1,002,926

		$8,702,344

Medical Equipment - 1.4%
Becton, Dickinson and Co.	5,270	$367,583
Medtronic, Inc.	18,760	690,368
Thermo Fisher Scientific, Inc. (a)	2,770	120,966
Waters Corp. (a)	5,610	313,375

		$1,492,292

Metals & Mining - 0.1%
Alcoa, Inc.	5,120	$67,174

Natural Gas - Distribution - 0.3%
Sempra Energy	5,570	$277,442

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	8,940	$159,758

Network & Telecom - 0.3%
Cisco Systems, Inc. (a)	4,710	$110,873
Nokia Corp., ADR	11,450	167,399

		$278,272

Oil Services - 0.4%
Halliburton Co.	3,990	$108,209
National Oilwell Varco, Inc. (a)	5,340	230,314
Noble Corp.	3,310	125,648

		$464,171

Other Banks & Diversified Financials - 0.1%
Northern Trust Corp.	1,660	$96,546

Pharmaceuticals - 4.6%
Abbott Laboratories	17,090	$845,442
GlaxoSmithKline PLC	7,890	155,033
Johnson & Johnson	18,450	1,123,421
Merck & Co., Inc.	30,850	975,786
Merck KGaA	1,840	182,960
Pfizer, Inc.	40,820	675,571
Roche Holding AG	810	130,923
Wyeth	16,800	816,144

		$4,905,280

Railroad & Shipping - 0.1%
Burlington Northern Santa Fe Corp.	570	$45,503
Canadian National Railway Co.	330	16,167

		$61,670

Specialty Chemicals - 0.6%
Air Products & Chemicals, Inc.	7,750	$601,245

Specialty Stores - 0.6%
Abercrombie & Fitch Co., “A”	2,340	$76,939
Home Depot, Inc.	4,990	132,934
Staples, Inc.	15,970	370,823

		$580,696

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	366,850	$821,967

Telephone Services - 2.2%
AT&T, Inc.	73,644	$1,989,124
CenturyTel, Inc.	4,895	164,472
Royal KPN N.V.	11,410	189,258

		$2,342,854

Tobacco - 1.8%
Altria Group, Inc.	3,710	$66,075
Lorillard, Inc.	2,710	201,353
Philip Morris International, Inc.	34,480	1,680,555

		$1,947,983

Trucking - 0.2%
United Parcel Service, Inc., “B”	3,370	$190,304

Utilities - Electric Power - 3.2%
Allegheny Energy, Inc.	4,400	$116,688
American Electric Power Co., Inc.	6,350	196,787
CMS Energy Corp.	5,750	77,050
Dominion Resources, Inc.	12,024	414,828
Entergy Corp.	2,580	206,039
FPL Group, Inc.	11,840	653,923
Northeast Utilities	2,260	53,652
NRG Energy, Inc. (a)	7,820	220,446
PG&E Corp.	9,670	391,538
PPL Corp.	13,080	396,847
Progress Energy, Inc.	3,540	138,272

PORTFOLIO OF INVESTMENTS 9/30/09 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
Public Service Enterprise Group, Inc.	16,630	$522,847

		$3,388,917

Total Common Stocks		$63,701,348

BONDS - 38.1%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$45,000	$62,624

Asset Backed & Securitized - 2.7%
Banc of America Commercial Mortgage, Inc., 5.935%, 2051	$210,000	$186,643
Banc of America Commercial Mortgage, Inc., “A4”, 5.634%, 2046	31,000	28,738
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040 (z)	250,000	105,775
BlackRock Capital Finance LP, 7.75%, 2026 (n)	31,389	4,551
Citigroup Commercial Mortgage Trust, FRN, 5.888%, 2049	320,000	278,567
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	130,000	108,688
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035	6,044	5,930
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	43,531
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039	128,277	89,588
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	152,515	120,198
GE Commercial Mortgage Corp., FRN, 5.514%, 2044	130,000	98,203
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	115,000	53,279
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	128,243
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	89,807
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	65,576	55,277
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.23%, 2041	39,903	39,960
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	110,000	102,918
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.065%, 2045	110,000	102,296
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.006%, 2049	200,000	174,814
Merrill Lynch Mortgage Trust, FRN, 5.83%, 2050	84,000	18,932
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.75%, 2050	152,515	118,736
Morgan Stanley Capital I, Inc., FRN, 0.88%, 2030 (i)(n)	1,321,050	36,396
Nomura Asset Securities Corp., FRN, 9.757%, 2027 (z)	182,142	189,958
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	92,000	68,024
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	129,000	42,095
Spirit Master Funding LLC, 5.05%, 2023 (z)	160,572	98,999
Structured Asset Securities Corp., FRN, 4.67%, 2035	89,106	76,828
Wachovia Bank Commercial Mortgage Trust, 6.099%, 2051	245,000	201,737
Wachovia Bank Commercial Mortgage Trust, FRN, 6.158%, 2045	140,000	106,639
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045	67,218	50,884

		$2,826,234

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$99,000	$109,428

Building - 0.1%
CRH America, Inc., 6.95%, 2012	$108,000	$115,697

Cable TV - 0.3%
Cox Communications, Inc., 4.625%, 2013	$115,000	$119,467
DIRECTV Holdings LLC, 5.875%, 2019 (z)	20,000	19,875
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	132,207

		$271,549

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$211,000	$222,443

Consumer Products - 0.2%
Fortune Brands, Inc., 5.125%, 2011	$154,000	$157,920

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$165,000	$175,772

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$107,403

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$133,993

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019	$66,000	$75,372
Qtel International Finance Ltd., 7.875%, 2019 (n)	100,000	114,324

		$189,696

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Independent - 0.3%
Anadarko Petroleum Corp., 6.45%, 2036	$120,000	$123,899
Nexen, Inc., 5.875%, 2035	30,000	27,476
Ocean Energy, Inc., 7.25%, 2011	165,000	179,877

		$331,252

Energy - Integrated - 0.3%
Hess Corp., 8.125%, 2019	$20,000	$24,027
Husky Energy, Inc., 5.9%, 2014	69,000	74,433
Husky Energy, Inc., 7.25%, 2019	71,000	81,433
Petro-Canada, 6.05%, 2018	148,000	154,971

		$334,864

Financial Institutions - 0.3%
HSBC Finance Corp., 5.25%, 2011	$145,000	$149,065
ORIX Corp., 5.48%, 2011	150,000	142,684

		$291,749

Food & Beverages - 0.5%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$110,000	$142,343
Diageo Finance B.V., 5.5%, 2013	106,000	115,148
Dr. Pepper Snapple Group, Inc., 6.12%, 2013	40,000	43,657
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	48,000	54,566
Miller Brewing Co., 5.5%, 2013 (n)	126,000	133,161

		$488,875

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$120,598

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$100,000	$90,032

Insurance - 0.2%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$133,000	$85,120
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	103,683
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	41,788

		$230,591

Insurance - Property & Casualty - 0.4%
Allstate Corp., 6.125%, 2032	$185,000	$193,169
Chubb Corp., 6.375% to 2017, FRN to 2067	200,000	180,000

		$373,169

International Market Quasi-Sovereign - 0.5%
ING Bank N.V., 3.9%, 2014 (n)	$110,000	$113,219
KFW International Finance, Inc., 4.875%, 2019	120,000	130,490
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	200,000	202,971
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	107,000	109,860

		$556,540

Local Authorities - 0.3%
California (Build America Bonds), 7.5%, 2034	$30,000	$32,945
California (Build America Bonds), 7.55%, 2039	85,000	94,475
Metropolitan Transportation Authority, NY (Build America Bonds), 7.336%, 2039	95,000	117,423
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	90,000	110,952

		$355,795

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$92,186

Major Banks - 1.7%
Bank of America Corp., 7.375%, 2014	$40,000	$44,507
Bank of America Corp., 7.625%, 2019	60,000	67,607
Credit Suisse New York, 5.5%, 2014	120,000	128,949
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	115,000	115,863
Goldman Sachs Group, Inc., 6%, 2014	70,000	76,128
Goldman Sachs Group, Inc., 5.625%, 2017	101,000	101,751
Goldman Sachs Group, Inc., 7.5%, 2019	91,000	104,069
JPMorgan Chase & Co., 6.3%, 2019	100,000	109,173
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	105,810
Merrill Lynch & Co., Inc., 6.11%, 2037	130,000	123,651
Morgan Stanley, 5.75%, 2016	100,000	101,472
Morgan Stanley, 6.625%, 2018	140,000	148,039
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	100,000	92,378
PNC Funding Corp., 5.625%, 2017	90,000	88,559
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	208,000	189,280
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	96,535
Wachovia Corp., 5.25%, 2014	81,000	82,261

		$1,776,032

Medical & Health Technology & Services - 0.3%
Cardinal Health, Inc., 5.8%, 2016	$75,000	$78,251
CareFusion Corp., 6.375%, 2019 (n)	100,000	108,456
Hospira, Inc., 5.55%, 2012	50,000	53,058
Hospira, Inc., 6.05%, 2017	93,000	97,387

		$337,152

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Metals & Mining - 0.1%
ArcelorMittal, 6.125%, 2018	$155,000	$152,699

Mortgage Backed - 14.8%
Fannie Mae, 4.01%, 2013	$18,042	$18,730
Fannie Mae, 4.582%, 2014	104,929	110,762
Fannie Mae, 4.63%, 2014	44,785	47,316
Fannie Mae, 4.84%, 2014	57,653	61,294
Fannie Mae, 4.56%, 2015	37,341	39,254
Fannie Mae, 4.78%, 2015	37,547	39,857
Fannie Mae, 4.921%, 2015	92,456	98,733
Fannie Mae, 5.09%, 2016	40,000	42,982
Fannie Mae, 5.5%, 2016 - 2035	3,452,120	3,638,870
Fannie Mae, 4.989%, 2017	81,771	87,408
Fannie Mae, 5.05%, 2017	39,000	41,816
Fannie Mae, 6%, 2017 - 2037	1,923,244	2,046,841
Fannie Mae, 4.5%, 2018 - 2035	441,270	457,652
Fannie Mae, 5%, 2018 - 2038	1,841,716	1,920,886
Fannie Mae, 6.5%, 2031 - 2037	660,950	713,746
Fannie Mae, 7.5%, 2031	17,510	19,621
Freddie Mac, 6%, 2016 - 2037	924,307	983,717
Freddie Mac, 4.5%, 2018 - 2039	1,125,092	1,161,118
Freddie Mac, 5%, 2018 - 2035	1,167,699	1,215,263
Freddie Mac, 5.085%, 2019	106,000	114,063
Freddie Mac, 5.5%, 2021 - 2035	722,636	762,021
Freddie Mac, 6.5%, 2034 - 2037	293,034	313,342
Ginnie Mae, 4.5%, 2033 - 2034	99,710	101,742
Ginnie Mae, 5%, 2033 - 2039	772,462	801,595
Ginnie Mae, 5.5%, 2033 - 2035	410,803	433,963
Ginnie Mae, 6%, 2033 - 2038	368,539	392,002

		$15,664,594

Municipals - 0.4%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$55,000	$65,212
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	65,000	80,499
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute Technology), “K”, 5.5%, 2032	185,000	239,930

		$385,641

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$126,118
Enterprise Products Operating LLC, 6.5%, 2019	76,000	82,983
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	174,979
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	79,855
Spectra Energy Capital LLC, 8%, 2019	53,000	62,496

		$526,431

Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$110,000	$119,927
Telecom Italia Capital, 5.25%, 2013	60,000	63,117
Telefonica Europe B.V., 7.75%, 2010	38,000	40,196
Verizon New York, Inc., 6.875%, 2012	196,000	213,174

		$436,414

Oils - 0.1%
Valero Energy Corp., 6.875%, 2012	$111,000	$119,461

Other Banks & Diversified Financials - 1.1%
American Express Co., 5.5%, 2016	$184,000	$182,415
Capital One Financial Corp., 6.15%, 2016	130,000	127,659
Groupe BPCE S.A., FRN, 12.5%, 2049 (n)	118,000	129,800
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	82,000
Svenska Handelsbanken AB, 4.875%, 2014 (n)	120,000	125,530
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	142,880
UFJ Finance Aruba AEC, 6.75%, 2013	145,000	161,128
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	214,389

		$1,165,801

Pharmaceuticals - 0.4%
Allergan, Inc., 5.75%, 2016	$160,000	$171,510
Pfizer, Inc., 7.2%, 2039	50,000	62,931
Roche Holdings, Inc., 6%, 2019 (n)	160,000	178,102

		$412,543

Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$6,000	$6,421

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$41,127
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	165,124
ProLogis, REIT, 5.75%, 2016	158,000	141,328

		$347,579

Retailers - 0.3%
Home Depot, Inc., 5.875%, 2036	$48,000	$46,570
Limited Brands, Inc., 5.25%, 2014	99,000	91,845
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	194,263

		$332,678

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$80,000	$79,697

Telecommunications - Wireless - 0.2%
Cingular Wireless LLC, 6.5%, 2011	$35,000	$38,475

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Telecommunications - Wireless - continued
Rogers Communications, Inc., 6.8%, 2018	$132,000	$148,138

		$186,613

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$74,000	$78,612

U.S. Government Agencies and Equivalents - 0.7%
Aid-Egypt, 4.45%, 2015	$152,000	$161,701
Small Business Administration, 4.35%, 2023	28,768	29,972
Small Business Administration, 4.77%, 2024	73,871	77,729
Small Business Administration, 5.18%, 2024	119,332	126,574
Small Business Administration, 5.52%, 2024	185,349	197,761
Small Business Administration, 4.99%, 2024	98,458	103,867
Small Business Administration, 4.95%, 2025	73,075	77,427

		$775,031

U.S. Treasury Obligations - 7.8%
U.S. Treasury Bonds, 2%, 2013	$197,000	$197,277
U.S. Treasury Bonds, 4.75%, 2017	146,000	162,687
U.S. Treasury Bonds, 8.5%, 2020	50,000	71,781
U.S. Treasury Bonds, 8%, 2021	37,000	52,372
U.S. Treasury Bonds, 6%, 2026	125,000	155,098
U.S. Treasury Bonds, 6.75%, 2026	32,000	42,790
U.S. Treasury Bonds, 5.25%, 2029	137,000	159,027
U.S. Treasury Bonds, 5.375%, 2031	220,000	261,388
U.S. Treasury Bonds, 4.5%, 2036	94,000	100,962
U.S. Treasury Bonds, 5%, 2037	318,000	368,532
U.S. Treasury Notes, 6.5%, 2010	128,000	131,010
U.S. Treasury Notes, 1.5%, 2010	321,000	324,586
U.S. Treasury Notes, 0.875%, 2011	776,000	778,971
U.S. Treasury Notes, 5.125%, 2011	941,000	1,011,685
U.S. Treasury Notes, 4.125%, 2012	683,000	736,626
U.S. Treasury Notes, 3.875%, 2013	614,000	659,810
U.S. Treasury Notes, 3.5%, 2013	420,000	446,414
U.S. Treasury Notes, 3.125%, 2013	57,000	59,730
U.S. Treasury Notes, 2.75%, 2013	1,190,000	1,228,117
U.S. Treasury Notes, 1.5%, 2013	280,000	274,159
U.S. Treasury Notes, 4.75%, 2014	150,000	167,203
U.S. Treasury Notes, 2.625%, 2016	68,000	67,278
U.S. Treasury Notes, 3.75%, 2018	413,000	427,358
U.S. Treasury Notes, TIPS, 1.625%, 2015	394,737	402,138

		$8,286,999

Utilities - Electric Power - 1.4%
Bruce Mansfield Unit, 6.85%, 2034	$208,271	$204,393
Enel Finance International S.A., 6.25%, 2017 (n)	170,000	183,105
Exelon Generation Co. LLC, 5.2%, 2019	50,000	50,547
Exelon Generation Co. LLC, 6.25%, 2039	80,000	81,653
MidAmerican Energy Holdings Co., 5.875%, 2012	61,000	66,461
MidAmerican Funding LLC, 6.927%, 2029	154,000	177,952
Oncor Electric Delivery Co., 7%, 2022	152,000	173,484
PSEG Power LLC, 6.95%, 2012	111,000	121,852
PSEG Power LLC, 5.5%, 2015	90,000	96,687
System Energy Resources, Inc., 5.129%, 2014 (z)	62,938	62,400
Waterford 3 Funding Corp., 8.09%, 2017	293,828	306,603

		$1,525,137

Total Bonds		$40,233,945

MONEY MARKET FUNDS (v) - 0.7%
MFS Institutional Money Market Portfolio, 0.16%, at Net Asset Value	781,235	$781,235

Total Investments		$104,716,528

OTHER ASSETS, LESS LIABILITIES - 0.9%		958,092

NET ASSETS - 100.0%		$105,674,620

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited) - continued

Total Return Variable Account

(a)	Non-income producing security.

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,624,946 representing 2.5% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.046%, 2040	3/01/06	$250,000	$105,775
DIRECTV Holdings LLC, 5.875%, 2019	9/14/09	19,852	19,875
Nomura Asset Securities Corp., FRN, 9.757%, 2027	7/16/07	200,534	189,958
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	158,502	98,999
System Energy Resources, Inc., 5.129%, 2014	4/16/04	62,938	62,400

Total Restricted Securities			$477,007
% of Net Assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Total Return Variable Account

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable account’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the variable account’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the variable account’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$63,701,348	$—	$—	$63,701,348
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	9,124,654	—	9,124,654
Non-U.S. Sovereign Debt	—	825,933	—	825,933
Municipal Bonds	—	385,641	—	385,641
Corporate Bonds	—	8,839,280		8,839,280
Residential Mortgage-Backed Securities	—	15,952,902	—	15,952,902
Commercial Mortgage-Backed Securities	—	2,426,221	—	2,426,221
Asset-Backed Securities (including CDOs)	—	111,705	—	111,705
Foreign Bonds	—	2,567,609	—	2,567,609
Mutual Funds	781,235	—	—	781,235
Total Investments	$64,482,583	$40,233,945	$—	$104,716,528

For further information regarding security characteristics, see the Portfolio of Investments.

Total Return Variable Account

Supplemental Information (Unaudited) 9/30/09 - continued

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	18,737,547	(17,956,312)	781,235

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,839	$781,235

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 16, 2009

*	Print name and title of each signing officer under his or her signature.